Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41772
Entity Registrant Name	ESGL HOLDINGS LIMITED
Entity Central Index Key	0001957538
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	101 Tuas South Avenue 2
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	637226
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	41,816,240
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of ESGL Holdings Limited and subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for the years ended December 31, 2024 and 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023 and the results of its operations and its cash flows for the years ended December 31, 2024 and 2023, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.
Auditor Name	Assentsure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Ordinary shares, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	ESGL
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	ESGLW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	101 Tuas South Avenue 2
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	637226
City Area Code	+65
Local Phone Number	6653 2299
Contact Personnel Name	Mr. Quek Leng Chuang
Contact Personnel Email Address	queklc@env-solutions.com